General information (Policies)	12 Months Ended
Dec. 31, 2012
General information [Abstract]
Basis of presentation
Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (US GAAP). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest million, unless otherwise stated.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

We have in 2012 and 2011 significantly expanded our fleet of drilling rigs and as a result of this our long term maintenance has increased correspondingly. In response to this, we determined that we had incorrectly classified payments related to long term maintenance as an investing activity rather than as an operating activity in the consolidated statement of cash flows. We concluded that such classification was not material to cash flows from operating activities and investing activities for previously reported periods. Accordingly, the presentation of the consolidated statement of cash flows for the years ending December 31, 2011 and 2010 have been revised. This resulted in a decrease in cash provided by Operating Activities and an increase in cash used by Investing Activities, of $147 million in 2011 and $90 million in 2010.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in ASC Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies." The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies."

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.